UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05655

                         Scudder Municipal Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------


Scudder Municipal Income Trust

                                                                                  Principal
                                                                                 Amount ($)       Value ($)
                                                                          ---------------------------------

------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 154.5%
------------------------------------------------------------------------------------------------------------

Alabama 5.2%
Alabama, Port Authority Revenue, Docks Department, AMT, 6.3%, 10/1/2021 (a)        8,250,000       8,678,835
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%,
    12/1/2024                                                                      1,000,000       1,103,300
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority,
    Series A, 5.75%, 6/1/2031                                                      5,500,000       5,885,605
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)                   8,560,000       9,376,453
                                                                                               -------------
                                                                                                  25,044,193

Arizona 1.6%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority,
    Catholic Healthcare West, Series A, 6.625%, 7/1/2020                           7,000,000       7,900,410

California 19.0%
California, Electric Revenue, Department of Water Resources and Power
    Supply, Series A, 5.375%, 5/1/2022                                             7,350,000       8,044,281
California, General Obligation, Economic Recovery, Series A, 5.0%, 7/1/2015
    (a)                                                                            8,500,000       9,383,065
California, Hospital & Healthcare Revenue, Health Facilities Funding
    Authority, Adventist Health Systems, Series A, 5.0%, 3/1/2028                  1,000,000       1,031,210
California, Special Assessment Revenue, Golden State Tobacco Securitization
    Corp.:
    Series B, 5.625%, 6/1/2038                                                     7,080,000       8,102,423
    Series 2003-A-1, 6.75%, 6/1/2039                                              11,730,000      13,535,130
California, State General Obligation:
    5.0%, 12/1/2020                                                                4,600,000       4,955,902
    5.0%, 6/1/2026                                                                 1,000,000       1,069,040
    5.0%, 6/1/2031 (a)                                                             4,965,000       5,284,150
    5.125%, 4/1/2024                                                               4,400,000       4,734,972
    5.25%, 12/1/2021                                                              10,215,000      11,382,268
    5.25%, 4/1/2030                                                                6,250,000       6,822,688
California, State Revenue Lease, Public Works Board, Department of
    Corrections, Series C, 5.5%, 6/1/2021                                          2,500,000       2,776,900
California, State Revenue Lease, Public Works Board, University of
    California Projects, Series F, 5.0%, 11/1/2025                                 1,000,000       1,063,030
Elk Grove, CA, California Finance Authority, Special Tax Revenue, 5.0%,
    9/1/2029 (a)                                                                   5,000,000       5,330,200
Palmdale, CA, Water District Revenue, Certificates of Participation, 5.0%,
    10/1/2034 (a)                                                                  3,570,000       3,784,271
Sacramento County, CA, Airport Revenue, AMT, Series A, 5.9%, 7/1/2024 (a)          5,000,000       5,204,100
                                                                                               -------------
                                                                                                  92,503,630

Colorado 8.2%
Adams County, CO, Multi-Family Housing Revenue, Oasis Park Apartments
    Project, Series A, 6.15%, 1/1/2026                                             6,000,000       6,149,340
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health
    Project, 6.5%, 11/15/2031                                                      1,000,000       1,123,700
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
    Series A, 5.5%, 12/1/2017 (a)                                                  6,145,000       6,763,064
    Series A, 6.0%, 12/1/2015 (a)                                                  5,705,000       6,391,369
    Series A, 6.0%, 12/1/2016 (a)                                                  2,000,000       2,240,620
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031            335,000         342,745
Colorado, Transportation/Tolls Revenue, Anticipation Note, Prerefunded,
    6.0%, 6/15/2011 (a)                                                           10,000,000      11,289,300
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)                   5,000,000       5,578,250
                                                                                               -------------
                                                                                                  39,878,388

District of Columbia 7.5%
District of Columbia, Core City General Obligation, Series B, 5.5%,
    6/1/2011 (a)                                                                  20,000,000      22,219,800
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)                 640,000         695,142
District of Columbia, State General Obligation:
    Series A, 5.25%, 6/1/2027 (a)                                                 10,830,000      11,446,985
    Series A, 5.5%, 6/1/2014 (a)                                                   1,860,000       2,018,342
                                                                                               -------------
                                                                                                  36,380,269

Florida 6.3%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)             13,000,000      13,578,890
Dade County, FL, Special Assessment Revenue:
    Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)                              7,735,000       2,991,975
    Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)                             16,955,000       5,776,230
Hillsborough County, FL, Industrial Development Revenue, University
    Community Hospital Project, Series A, 5.625%, 8/15/2023 1,000,000 1,040,220
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
    6.0%, 7/1/2013 (a)                                                             1,665,000       1,880,051
    6.0%, 7/1/2014 (a)                                                             1,000,000       1,129,160
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional
    Healthcare System, 5.75%, 12/1/2032                                            1,000,000       1,079,410
Palm Beach County, FL, School District Revenue Lease, Series A,
    Prerefunded, 5.75%, 8/1/2017 (a)                                               2,850,000       3,205,538
                                                                                               -------------
                                                                                                  30,681,474

Georgia 1.3%
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements,
    5.0%, 11/1/2024 (a)                                                            4,000,000       4,299,440
Burke County, GA, Development Authority Pollution Control Revenue,
    Oglethorpe Power Corp., 2.34% *, 1/1/2022 (a)                                  2,000,000       2,000,000
                                                                                               -------------
                                                                                                   6,299,440

Hawaii 7.3%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)                  8,800,000      10,025,840
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
    Series D, 6.15%, 1/1/2020 (a)                                                  2,195,000       2,393,406
    Series A, 6.2%, 5/1/2026 (a)                                                  13,200,000      13,585,440
Hawaii, Port Authority Revenue, AMT:
    Series A, 6.0%, 7/1/2011 (a)                                                   2,950,000       3,296,625
    Series A, 6.0%, 7/1/2012 (a)                                                   3,135,000       3,480,477
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014
    (a)                                                                            2,310,000       2,557,678
                                                                                               -------------
                                                                                                  35,339,466

Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025                 230,000         230,354

Illinois 7.9%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%,
    1/1/2014 (a)                                                                  10,000,000      10,818,200
Chicago, IL, Core City General Obligation:
    Series A, Prerefunded, 6.0%, 1/1/2014 (a)                                      2,085,000       2,362,784
    Series A, Prerefunded, 6.125%, 1/1/2015 (a)                                    2,000,000       2,277,580
    Series A, 6.125%, 1/1/2016 (a)                                                 2,000,000       2,277,580
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
    Series A, Prerefunded, 6.0%, 1/1/2015 (a)                                      1,000,000       1,133,230
    Series A, 6.0%, 1/1/2017 (a)                                                   1,000,000       1,133,230
Illinois, Higher Education Revenue, DePaul University, Educational
    Facilities Authority:
    Prerefunded, 5.625%, 10/1/2013 (a)                                             2,695,000       3,021,553
    Prerefunded, 5.625%, 10/1/2015 (a)                                             1,710,000       1,917,201
Illinois, Hospital & Healthcare Revenue, Children's Memorial Hospital,
    Series A, Prerefunded, 5.625%, 8/15/2019 (a)                                   4,000,000       4,397,640
Illinois, Hospital & Healthcare Revenue, Development Finance Authority,
    Adventist Health System, 5.5%, 11/15/2020                                      2,500,000       2,641,450
Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition
    Authority:
    Series A, ETM, 5.5%, 6/15/2017 (a)                                             1,955,000       2,283,538
    Series A, 5.5%, 6/15/2017 (a)                                                  1,555,000       1,803,411
Will County, IL, Industrial Development Revenue, Mobil Oil Refining Corp.
    Project, AMT, 6.0%, 2/1/2027                                                   2,000,000       2,086,860
                                                                                               -------------
                                                                                                  38,154,257

Indiana 1.1%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%,
    11/1/2031                                                                      5,000,000       5,314,050

Kansas 0.7%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%,
    1/1/2032                                                                       3,000,000       3,293,520

Kentucky 1.4%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance
    Authority, Norton Healthcare, Inc.:
    Series A, 6.5%, 10/1/2020                                                      2,000,000       2,222,280
    Series A, 6.625%, 10/1/2028                                                    4,000,000       4,428,520
                                                                                               -------------
                                                                                                   6,650,800

Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)                                   2,000,000       2,286,640

Maine 1.7%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)                 1,550,000       1,568,848
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)                            6,165,000       6,521,954
                                                                                               -------------
                                                                                                   8,090,802

Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical
    System, 6.75%, 7/1/2030                                                        2,500,000       2,809,925

Massachusetts 3.5%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)                  8,000,000       8,626,960
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A,
    5.875%, 9/1/2023 (a)                                                           5,000,000       5,203,950
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)           3,000,000       3,215,580
                                                                                               -------------
                                                                                                  17,046,490

Michigan 2.1%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War
    Memorial, Series B, 5.625%, 11/1/2014                                          1,500,000       1,527,420
Michigan, Industrial Development Revenue:
    5.5%, 6/1/2018 (a)                                                             3,425,000       3,740,203
    5.75%, 6/1/2016 (a)                                                            4,640,000       5,130,355
                                                                                               -------------
                                                                                                  10,397,978

Minnesota 1.5%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012
    (a)                                                                            4,395,000       4,828,918
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%,
    1/1/2015 (a)                                                                   2,500,000       2,685,875
                                                                                               -------------
                                                                                                   7,514,793

Missouri 1.2%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General
    Hospital:
    Prerefunded, 6.5%, 2/15/2021                                                     760,000         787,094
    6.5%, 2/15/2021                                                                  365,000         375,315
St. Louis, MO, Industrial Development Authority Revenue, St. Louis Convention
    Center:
    AMT, Series A, 6.875%, 12/15/2020                                              1,500,000       1,235,490
    AMT, Series A, 7.2%, 12/15/2028                                                4,000,000       3,296,560
                                                                                               -------------
                                                                                                   5,694,459

Nevada 2.4%
Las Vegas, NV, Core City General Obligation, Water & Sewer Revenue, 5.375%,
    4/1/2014 (a)                                                                   2,705,000       2,973,066
Nevada, State General Obligation, Capital Improvement and Cultural Affairs
    Project, Series A, 5.5%, 2/1/2014                                              2,575,000       2,802,089
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%,
    6/1/2014 (a)                                                                   5,450,000       6,015,655
                                                                                               -------------
                                                                                                  11,790,810

New Jersey 11.0%
New Jersey, Casino Reinvestment Development Authority, Hotel Room Fee
    Revenue, 5.0%, 1/1/2025 (a)                                                    4,000,000       4,291,600
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%,
    6/15/2034                                                                      1,090,000       1,172,764
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at
    Passaic, ETM, 6.75%, 7/1/2019 (a)                                              5,000,000       6,290,300
New Jersey, Industrial Development Revenue, American Water Co., Inc.
    Project, AMT, Series A, 6.875%, 11/1/2034 (a)                                 10,775,000      11,023,902
New Jersey, Industrial Development Revenue, Economic Development Authority,
    Harrogate, Inc., Series A, 5.875%, 12/1/2026                                   1,400,000       1,442,210
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp.,
    5.75%, 6/1/2032                                                                2,350,000       2,458,617
New Jersey, State Agency General Obligation Lease, Transportation Trust
    Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017                       10,000,000      11,145,400
New Jersey, Transportation/Tolls Revenue, Economic Development Authority,
    Series A, Prerefunded, 5.75%, 5/1/2013 (a)                                     6,000,000       6,558,780
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project,
    Prerefunded, 5.6%, 1/1/2017 (a)                                                8,000,000       8,866,240
                                                                                               -------------
                                                                                                  53,249,813

New York 16.6%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)                       3,390,000       3,822,734
New York, State Agency General Obligation Lease, Higher Education Revenue,
    Dormitory Authority, Bronx-Lebanon, Hospital Center, Series E, 5.2%,
    2/15/2016                                                                      1,770,000       1,850,765
New York, State Agency General Obligation Lease, Higher Education Revenue,
    Dormitory Authority, City University, Series A, 5.625%, 7/1/2016               1,500,000       1,726,185
New York, State Agency General Obligation Lease, Higher Education Revenue,
    Dormitory Authority, Jamaica Hospital, Series F, 5.2%, 2/15/2016               1,000,000       1,045,630
New York, State General Obligation, Tobacco Settlement Financing Corp.:
    Series A-1, 5.25%, 6/1/2022 (a)                                               10,000,000      10,933,300
    Series A-1, 5.5%,  6/1/2019                                                    7,400,000       8,263,720
New York, Transportation/Tolls Revenue:
    Prerefunded, 5.625%, 4/1/2013 (a)                                              5,000,000       5,493,850
    Prerefunded, 5.75%, 4/1/2014 (a)                                               2,000,000       2,205,980
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
    Revenue, Series C, 5.0%, 6/15/2027 (a)                                         9,825,000      10,576,612
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
    Revenue, Fiscal 2003, Series C-3, 2.25% *, 6/15/2018                             935,000         935,000
New York, NY, Core City General Obligation:
    Series F, 5.25%, 8/1/2015 (a)                                                 10,380,000      10,988,060
    Series F, 5.25%, 8/1/2015                                                      5,000,000       5,436,050
New York, NY, General Obligation:
    Series G, 5.0%, 12/1/2023                                                      2,000,000       2,125,400
    Series D, 5.0%, 11/1/2024                                                      7,500,000       7,949,250
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
    Series B, Prerefunded, 6.125%, 11/15/2014                                      1,645,000       1,877,800
    Series B, 6.125%, 11/15/2014                                                     355,000         405,240
    Series B, Prerefunded, 6.125%, 11/15/2015                                      3,000,000       3,424,560
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)         1,180,000       1,366,700
                                                                                               -------------
                                                                                                  80,426,836

North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:
    Series B, 5.75%, 7/1/2013 (a)                                                  2,480,000       2,692,214
    Series B, 5.875%, 7/1/2014 (a)                                                 1,140,000       1,242,611
North Carolina, Electric Revenue, Municipal Power Agency:
    Series C, 5.375%, 1/1/2017                                                     1,000,000       1,069,860
    Series B, 6.375%, 1/1/2013                                                     3,000,000       3,339,540
                                                                                               -------------
                                                                                                   8,344,225

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System,
    7.125%, 8/15/2024                                                              3,400,000       3,784,608

Ohio 1.9%
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center
    Project, Series A, 7.125%, 5/15/2025                                           6,000,000       5,352,420
Ohio, Higher Education Revenue, University of Findlay Project:
    6.125%, 9/1/2016                                                               2,000,000       2,043,380
    6.15%, 9/1/2011                                                                1,635,000       1,675,548
                                                                                               -------------
                                                                                                   9,071,348

Oregon 3.3%
Oregon, Other Revenue Lease, Department of Administrative Services:
    Series A, 5.5%, 5/1/2010 (a)                                                   2,245,000       2,360,528
    Series A, 5.6%, 5/1/2011 (a)                                                   2,120,000       2,232,508
Oregon, State General Obligation Lease, Department of Administrative
    Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)                           1,000,000       1,141,310
Oregon, State Revenue Lease, Department of Administrative Services, Series
    A, Prerefunded, 6.25%, 5/1/2018 (a)                                            1,000,000       1,141,310
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
    Series A, 5.625%, 6/15/2015 (a)                                                3,100,000       3,449,742
    Series A, 5.75%, 6/15/2018 (a)                                                 2,225,000       2,486,170
    Series A, 5.75%, 6/15/2019 (a)                                                 2,820,000       3,151,012
                                                                                               -------------
                                                                                                  15,962,580

Pennsylvania 2.5%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing
    Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                       2,570,000       2,840,184
Pennsylvania, State University, University & College Improvement Revenue,
    5.0%, 9/1/2029                                                                   500,000         535,980
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)                5,000,000       5,287,600
Philadelphia, PA, Hospitals & Higher Education Facilities Authority
    Revenue, Children's Hospital Project, Series B, 2.34% *, 7/1/2025                890,000         890,000
Philadelphia, PA, Municipal Authority Revenue, Series B, 5.25%, 11/15/2018
    (a)                                                                            2,500,000       2,730,325
                                                                                               -------------
                                                                                                  12,284,089

Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032               4,000,000       4,248,880

South Carolina 2.6%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina
    Memorial Hospital, 5.5%, 10/1/2031                                             1,500,000       1,583,475
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Palmetto Health Alliance:
    Series C, 7.0%, 8/1/2030                                                       5,420,000       6,296,197
    Series A, Prerefunded, 7.375%, 12/15/2021                                      2,000,000       2,425,960
South Carolina, Tobacco Settlement Revenue Management Authority, Series B,
    6.0%, 5/15/2022                                                                2,000,000       2,150,740
                                                                                               -------------
                                                                                                  12,456,372

Tennessee 3.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing
    Program, 2.33% *, 7/1/2034, Bank of America NA (b)                             1,485,000       1,485,000
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017
    (a)                                                                            4,690,000       5,207,964
Shelby County, TN, Health Educational & Housing Facility Board, Hospital
    Revenue, Methodist Health Care:
    EMT, 6.5%, 9/1/2026                                                            2,615,000       3,110,830
    Prerefunded, 6.5%, 9/1/2026                                                    4,385,000       5,209,862
                                                                                               -------------
                                                                                                  15,013,656

Texas 16.6%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
    6.0%, 11/15/2013 (a)                                                           3,190,000       3,549,290
    6.0%, 11/15/2015 (a)                                                           3,480,000       3,871,953
    6.0%, 11/15/2016 (a)                                                           3,625,000       4,033,284
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas
    Utilities Electric Co. Project, AMT, Series C, 5.75%, 5/1/2036                 3,965,000       4,242,233
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series
    A, 5.875%, 11/1/2016 (a)                                                       6,500,000       7,217,925
El Paso, TX, State General Obligation:
    5.875%, 8/15/2012 (a)                                                          1,000,000       1,055,760
    5.875%, 8/15/2013 (a)                                                          1,570,000       1,657,543
    5.875%, 8/15/2014 (a)                                                          1,665,000       1,757,840
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities
    Development Corp., Memorial Hermann Healthcare Systems, Series A,
    6.375%, 6/1/2029                                                               5,500,000       6,090,425
Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%,
    7/15/2017 (a)                                                                  3,300,000       3,412,464
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A,
    5.875%, 7/1/2014 (a)                                                           3,960,000       4,339,606
Lower Neches Valley, TX, Industrial Development Corp. Authority, Exempt
    Facilities Revenue, ExxonMobil Project, AMT, Series B, 2.25% *,
    11/1/2029                                                                      1,300,000       1,300,000
Red River, TX, School District Revenue Lease, St. Mark's School Project,
    6.0%, 8/15/2019                                                                5,390,000       5,912,237
Socorro, TX, Independent School District, 5.0%, 8/15/2025                          5,135,000       5,511,755
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities
    Development Corp., 6.7%, 11/15/2030                                            4,500,000       5,023,710
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT,
    Series A, 6.1%, 8/1/2024                                                       2,000,000       2,149,580
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021        4,015,000       4,037,524
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015
    (a)                                                                           14,605,000      15,657,582
                                                                                               -------------
                                                                                                  80,820,711

Utah 0.0%
Utah, Single Family Housing Revenue, Housing Finance Agency, AMT, Series
    B2, 6.65%, 7/1/2026                                                               20,000          20,170

Washington 5.8%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)                    7,355,000       8,355,353
Seattle, WA, Special Assessment Revenue, AMT:
    Series B, 5.5%, 9/1/2011 (a)                                                   1,085,000       1,176,878
    Series B, 5.75%, 9/1/2013 (a)                                                  1,045,000       1,141,642
Skagit County, WA, School District General Obligation, School District No.
    1, Burlington Edison, 5.625%, 12/1/2014 (a)                                    1,570,000       1,750,958
Snohomish County, WA, Electric Revenue, Public Utility District No. 1,
    5.375%, 12/1/2024 (a)                                                          3,000,000       3,251,010
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series
    B, 6.0%, 7/1/2018 (a)                                                          3,000,000       3,447,240
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget
    Sound, 5.375%, 12/1/2017 (a)                                                   1,500,000       1,635,975
Washington, State General Obligation:
    Series A, 5.5%, 7/1/2013                                                       2,000,000       2,171,760
    Series A, 5.5%, 7/1/2016                                                       4,835,000       5,250,230
                                                                                               -------------
                                                                                                  28,181,046

West Virginia 4.4%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Charleston Medical Center:
    Series A, 6.75%, 9/1/2022                                                      2,355,000       2,635,104
    6.75%, 9/1/2030                                                                  395,000         438,027
West Virginia, Hospital Finance Authority, Charleston Medical Center:
    Prerefunded, 6.75%, 9/1/2022                                                   9,645,000      11,267,578
    Prerefunded, 6.75%,  9/1/2030                                                  3,605,000       4,211,469
West Virginia, Water & Sewer Revenue, Water Development Authority, Series
    B, 5.25%, 11/1/2023 (a)                                                        2,740,000       3,069,513
                                                                                               -------------
                                                                                                  21,621,691

Wisconsin 2.3%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027                    4,435,000       4,750,240
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
    Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029                 6,000,000       6,219,780
                                                                                               -------------
                                                                                                  10,970,020
                                                                                       % of
                                                                                 Net Assets       Value ($)
                                                                           ---------------------------------
Total Investment Portfolio (Cost $ 685,633,129)                                        154.5     749,758,193
Other Assets and Liabilities, Net                                                        0.1         642,124
Preferred Stock, at Redemption Value                                                   (54.6)   (265,000,000)
------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                                           100.0     485,400,317

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.

(a)  Bond is insured by one of these companies:


                                                                 As a % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
Ambac Financial Group                                                       16.8
--------------------------------------------------------------------------------
Financial Guaranty Insurance Company                                        11.5
--------------------------------------------------------------------------------
Financial Security Assurance, Inc.                                          15.9
--------------------------------------------------------------------------------
MBIA Corp.                                                                  16.9
--------------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005